UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003
                                              ----------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                --------------------------------

  This Amendment (Check only one.):      [  ]   is a restatement.
                                         [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jundt Associates, Inc.
          ----------------------------------------------------------------------
Address:   301 Carlson Parkway, Suite 120
          ----------------------------------------------------------------------
           Minnetonka, Minnesota 55305

          ----------------------------------------------------------------------

Form 13F File Number:  28- 2786
                     -----------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcus E. Jundt
          ----------------------------------------------------------------------
Title:     Vice Chairman
          ----------------------------------------------------------------------
Phone:     (952) 541-0677
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt               Minneapolis, Minnesota      November 12, 2003
-----------------------------    -------------------------    ------------------
[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                           ------------------------------------

Form 13F Information Table Entry Total:     67
                                           ------------------------------------

Form 13F Information Table Value Total:     $ 192,093
                                           ------------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
-------------------------------- --------  ---------   -------- ---------------------  ----------  --------  -----------------------
                                 TITLE OF               VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER           CLASS      CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------------------- --------  ---------   --------  --------- ---   ----  ----------  --------  ---------- ------  ----
ABBOTT LABS COM                  COMMON    002824100      7,195    169,100  SH         Sole                     169,100

ACCREDITED HOME LENDRS COM       COMMON    00437P107        256     11,800  SH         Sole                      11,800

ALIGN TECHNOLOGY INC COM         COMMON    016255101      2,097    167,600  SH         Sole                     167,600

AMGEN INC                        COMMON    031162100      2,903     45,000  SH         Sole                      45,000

ANGIOTECH PHARMACEUTLS           COMMON    034918102        808     18,500  SH         Sole                      18,500

AT&T CORP COM WIRLES GRP         COMMON    00209a106      4,779    584,200  SH         Sole                     584,200

ATS MED INC COM                  COMMON    002083103        233     60,700  SH         Sole                      60,700

BED BATH & BEYOND INC            COMMON    075896100        501     13,100  SH         Sole                      13,100

BIOSPHERE MEDICAL INC COM        COMMON    09066V103        282     89,600  SH         Sole                      89,600

BOSTON SCIENTIFIC CORP COM       COMMON    101137107      2,999     47,000  SH         Sole                      47,000

CHARTER COMMUNCTNS DEL CL A      COMMON    16117m107     17,711  4,298,800  SH         Sole                   4,298,800

CHEESECAKE FACTORY               COMMON    163072101      1,111     30,600  SH         Sole                      30,600

CIRRUS LOGIC INC COM             COMMON    172755100      1,502    272,100  SH         Sole                     272,100

CLEAR CHANNEL COMMUN COM         COMMON    184502102      2,876     75,100  SH         Sole                      75,100

COMCAST CORP CL A SPL            COMMON    20030N200     10,155    342,600  SH         Sole                     342,600

COSTCO WHSL CORP NEW COM         COMMON    22160k105      1,542     49,500  SH         Sole                      49,500

COX COMMUNICATIONS NEW CL A      COMMON    224044107      4,923    155,700  SH         Sole                     155,700

CYBERONICS INC COM               COMMON    23251P102        660     21,400  SH         Sole                      21,400

ECHOSTAR COMMNTNS                COMMON    278762109      2,176     56,800  SH         Sole                      56,800

ENCORE ACQUISITION CO COM        COMMON    29255W100      1,134     52,600  SH         Sole                      52,600

ENTRAVISION COMMUNCTNS CL A      COMMON    29382R107        980    103,200  SH         Sole                     103,200

ENTREMED INC COM                 COMMON    29382F103      2,830    598,400  SH         Sole                     598,400

            COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
-------------------------------- --------  ---------   -------- ---------------------  ----------  --------  -----------------------
                                 TITLE OF               VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER           CLASS      CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------------------- --------  ---------   --------  --------- ---   ----  ----------  --------  ---------- ------  ----

ESS TECHNOLOGY                   COMMON    269151106        138     12,800  SH         Sole                      12,800

EXELIXIS                         COMMON    30161Q104      1,166    163,300  SH         Sole                     163,300

EXULT INC DEL COM                COMMON    302284104        563     70,000  SH         Sole                      70,000

FAMOUS DAVES AMER INC            COMMON    307068106      1,889    369,100  SH         Sole                     369,100

FOREST LABS INC COM              COMMON    345838106      6,843    133,000  SH         Sole                     133,000

GERON CORP                       COMMON    374163103        171     12,500  SH         Sole                      12,500

GIVEN IMAGING ORD SHS            COMMON    M52020100      1,267    116,800  SH         Sole                     116,800

GM HUGHES ELECTRONIC             COMMON    370442832      8,192    572,500  SH         Sole                     572,500

HOME DEPOT INC                   COMMON    437076102      1,729     54,300  SH         Sole                      54,300

I2 TECHNOLOGIES INC              COMMON    465754109        477    375,700  SH         Sole                     375,700

IMMERSION CORP                   COMMON    452521107     10,255  1,654,085  SH         Sole                   1,654,085

INSIGHT COMMUNICATIONS CL A      COMMON    45768V108        143     15,000  SH         Sole                      15,000

INTERACTIVECORP                  COMMON    45840Q101      2,080     62,700  SH         Sole                      62,700

INTUIT COM                       COMMON    461202103      1,640     34,000  SH         Sole                      34,000

INTUITIVE SURGICAL INC COM       COMMON    46120E602      1,609     96,550  SH         Sole                      96,550

J2 GLOBAL COMMUNICATNS COM NEW   COMMON    46626E205        235      6,200  SH         Sole                       6,200

JOHNSON & JOHNSON COM            COMMON    478160104      9,443    190,700  SH         Sole                     190,700

KOHLS CORP COM                   COMMON    500255104      1,974     36,900  SH         Sole                      36,900

LINENS N THINGS INC              COMMON    535679104        832     35,000  SH         Sole                      35,000

MEDIACOM COMMUNICATION CL A      COMMON    58446K105      2,544    379,200  SH         Sole                     379,200

MEDICINES CO                     COMMON    584688105      1,601     61,700  SH         Sole                      61,700

NETEASE COM INC SPONSORED ADR    COMMON    64110W102      1,603     28,700  SH         Sole                      28,700

NEXTEL COMMUNICATIONS CL A       COMMON    65332v103      5,698    289,100  SH         Sole                     289,100

NEXTEL PARTNERS INC CL A         COMMON    65333F107      3,183    405,500  SH         Sole                     405,500

            COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
-------------------------------- --------  ---------   -------- ---------------------  ----------  --------  -----------------------
                                 TITLE OF               VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER           CLASS      CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------------------- --------  ---------   --------  --------- ---   ----  ----------  --------  ---------- ------  ----
OXIGENE INC                      COMMON    691828107      3,469    285,500  SH         Sole                     285,500

PANERA BREAD CO CL A             COMMON    69840w108      1,062     25,900  SH         Sole                      25,900

PAXSON COMMUNICATIONS            COMMON    704231109        688    138,700  SH         Sole                     138,700

PLUMTREE SOFTWARE                COMMON    72940Q104        263     62,200  SH         Sole                      62,200

QUALCOMM INC                     COMMON    747525103        342      8,200  SH         Sole                       8,200

RED ROBIN GOURMET BURG COM       COMMON    75689M101        558     21,900  SH         Sole                      21,900

ROXIO INC COM                    COMMON    780008108        121     13,900  SH         Sole                      13,900

SCHLUMBERGER LTD COM             COMMON    806857108        227      4,700  SH         Sole                       4,700

SIEBEL SYS INC                   COMMON    826170102         98     10,000  SH         Sole                      10,000

SPANISH BROADCASTING CL A        COMMON    846425882        894    105,300  SH         Sole                     105,300

SPINNAKER EXPL                   COMMON    84855W109        360     15,000  SH         Sole                      15,000

SPRINT CORP PCS COM SER 1        COMMON    852061506      5,539    966,600  SH         Sole                     966,600

TIVO                             COMMON    888706108        304     41,000  SH         Sole                      41,000

VIALTA INC COM                   COMMON    92554D306         18     50,000  SH         Sole                      50,000

WAL MART STORES                  COMMON    931142103      1,536     27,500  SH         Sole                      27,500

WALT DISNEY COMPANY              COMMON    254687106      1,559     77,300  SH         Sole                      77,300

WEBSENSE                         COMMON    947684106        425     19,900  SH         Sole                      19,900

WYETH COM                        COMMON    983024100      7,491    162,500  SH         Sole                     162,500

XM SATELLITE RADIO HLD CL A      COMMON    983759101     27,978  1,805,000  SH         Sole                   1,805,000

XOMA LTD ORD                     COMMON    G9825R107      2,444    326,800  SH         Sole                     326,800

ZIMMER HLDGS INC COM             COMMON    98956P102      1,785     32,400  SH         Sole                      32,400

            COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
-------------------------------- --------  ---------   -------- ---------------------  ----------  --------  -----------------------
                                 TITLE OF               VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER           CLASS      CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------------------- --------  ---------   --------  --------- ---   ----  ----------  --------  ---------- ------  ----
Totals                                                 $192.093 16,639,035                                   16,639,035